ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Dividends Payable [Line Items]
Resolution	The board of directors on May 23, 2017 and May 21, 2018
Type of shares	Common stock
Total dividends paid	¥ 49,984	¥ 38,162
Dividend per share	¥ 39.00	¥ 29.25
Date of record for dividend	Mar. 31, 2018	Mar. 31, 2017
Effective date for dividend	Jun. 05, 2018	Jun. 06, 2017
Dividend resource	Retained earnings
Effective Date
Dividends Payable [Line Items]
Resolution	The board of directors on October 30, 2017 and October 26, 2018
Type of shares	Common stock
Total dividends paid	¥ 38,453	¥ 34,595
Dividend per share	¥ 30.00	¥ 27.00
Date of record for dividend	Sep. 30, 2018	Sep. 30, 2017
Effective date for dividend	Dec. 04, 2018	Dec. 04, 2017
Dividend resource	Retained earnings